INVENTORY	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Disclosure of inventories [text block]	INVENTORY
The following table presents the components of inventory:

AS AT DEC. 31 (MILLIONS)	2022	2021
Residential properties under development	$1,558	$2,135
Land held for development	1,895	1,802
Completed residential properties	2,342	1,869
Industrial products	2,911	3,113
Other[1]	4,137	2,496
Total	$12,843	$11,415
1.As at December 31, 2022, the significant components of other inventory are fuel inventory of $850 million and logistics buildings of $575 million. As at December 31, 2021, the significant components of other inventory were fuel inventory of $731 million and office developments of $213 million.
The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2022	2021
Current	$9,108	$8,557
Non-current	3,735	2,858
Total	$12,843	$11,415
During the year ended December 31, 2022, the company recognized $44.1 billion of inventory relating to cost of goods sold (2021 – $35.7 billion) and a $110 million expense for impaired inventory (2021 – $96 million). The carrying amount of inventory pledged as collateral as at December 31, 2022 was $7.1 billion (2021 – $6.8 billion).